UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES EC FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.2%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.665%	4/10/49	8,121,388	$7,779,235	(a)
Banc of America Funding Corp., 2015-R3 1A2	1.181%	3/27/36	28,342,415	17,098,979	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.769%	7/10/17	20,505,513	14,704,503	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2	1.151%	11/26/36	16,500,000	14,668,767	(a)(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AJ	5.906%	6/11/50	15,005,000	15,352,693	(a)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	546,191	340,277	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.392%	3/10/46	16,225,923	835,760	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,493,296	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	754,452	(a)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	1.204%	6/25/47	8,573,549	7,317,525	(a)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.210%	6/15/38	200,632	110,200	(a)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,786,185	2,595,754
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,230,000	4,107,063	(a)
Credit Suisse Mortgage Trust, 2014-11R 14A1	1.191%	6/27/46	4,232,064	4,099,017	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.149%	1/27/36	4,258,378	2,922,524	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	2.339%	9/15/38	913,000	907,210	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	4.812%	9/15/38	3,000,000	2,983,601	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	985,812	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	908,714	(b)
Credit Suisse Mortgage Trust, 2015-12R 2A2	1.482%	11/30/37	22,755,000	14,744,375	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN F	5.489%	3/15/28	2,370,000	2,378,661	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF	5.132%	3/15/28	2,540,000	2,500,338	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	9.294%	4/15/36	4,720,269	1,927,474	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.572%	8/25/19	63,368,473	513,684	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.339%	11/25/19	30,693,779	761,396	(a)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2	6.024%	7/25/25	970,000	1,077,802	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2	5.274%	1/25/29	14,280,000	15,767,348	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1	5.874%	10/25/29	12,710,000	13,084,615	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	4,390,000	2,392,550	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	431,818	370,801	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.659%	5/16/55	13,908,054	679,276	(a)
GS Mortgage Securities Corp., 2014-2R 3B	1.601%	11/26/37	15,882,574	10,867,461	(a)(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	7.214%	11/15/19	3,280,000	3,319,258	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.448%	11/15/47	3,940,000	3,960,311	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,870,000	4,182,375
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	6,310,000	6,264,164
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,927,403	2,540,782	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.751%	2/12/49	3,100,000	$2,601,469	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.058%	2/15/51	225,000	218,703	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	18,270,000	6,479,848	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	3,837,654	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	7.214%	10/15/19	1,200,000	1,208,269	(a)(b)
Lone Star Portfolio Trust, 2015-LSMZ M	8.207%	9/15/20	4,794,471	4,797,403	(a)(b)
Lone Star Portfolio Trust, 2015-LSP F	7.889%	9/15/28	5,545,947	5,688,362	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,275,077	2,785,044	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,431,255	1,217,102	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.182%	9/12/49	2,200,000	1,740,200	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	4,582,948	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	977,038	793,793
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	4,731,770	4,414,737
Morgan Stanley Re-remic Trust, 2015-R6 1A1	1.251%	7/26/45	290,509	275,321	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 1B	1.251%	7/26/45	6,877,149	3,104,408	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	5,890,000	5,836,138	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,892,960	1,769,456	(b)
RBSSP Resecuritization Trust, 2013-4 1A2	2.482%	12/26/37	19,640,229	11,405,218	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4	19.637%	5/25/35	2,301,905	3,069,795	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.574%	5/25/37	12,521,004	9,198,719	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.076%	7/25/36	20,128,571	6,088,428	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,040,770
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,819,000	1,886,215
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.907%	9/15/57	4,390,000	3,478,887	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,327,313
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,551,748	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $277,080,959)				277,696,001

ASSET-BACKED SECURITIES - 5.3%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	2.044%	8/25/34	1,942,083	1,858,804	(a)
CIT Mortgage Loan Trust, 2007-1 1M1	2.524%	10/25/37	8,350,000	7,654,417	(a)(b)
CIT Mortgage Loan Trust, 2007-1 2M1	2.524%	10/25/37	14,170,000	12,647,519	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.674%	7/25/37	1,266,000	1,172,689	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	1.229%	2/15/30	3,180,727	2,851,074	(a)
Greenpoint Manufactured Housing, 1999-2 A2	4.489%	3/18/29	400,000	374,539	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	10,383,821	10,696,044
GSAMP Trust, 2005-SEA1 M2	1.924%	1/25/35	4,725,750	4,135,471	(a)(b)
KKR Financial CLO Ltd., 2017-A	2.536%	4/15/29	2,000,000	2,008,888	(a)(b)
Park Place Securities Inc., Pass-Through Certificates, 2005-WHQ4 M2	1.514%	9/25/35	7,260,000	6,962,710	(a)

Residential Asset Mortgage Products Inc., 2006-RZ3 M1	1.374%	8/25/36	8,810,000	8,087,487	(a)
Residential Asset Securities Corp., 2005-KS10 M2	1.464%	11/25/35	8,770,000	8,441,314	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $62,531,966)				66,890,956

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 17.2%
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 1.2%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	4,430,000	$4,596,125
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	3,000,000	3,165,000
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	1,520,000	1,570,342
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	5,558,000	5,870,638	(b)

Total Auto Components				15,202,105

Automobiles - 0.2%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,873,500

Hotels, Restaurants & Leisure - 1.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	2,270,000	2,368,631	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,681,705
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,450,000	1,573,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,760,000	1,826,000	(b)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	1,410,000	1,452,300	(b)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,820,000	1,879,150	(b)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	2,880,000	3,081,600	(b)

Total Hotels, Restaurants & Leisure				15,862,636

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,530,763

Internet & Direct Marketing Retail - 0.3%
Netflix Inc., Senior Bonds	5.875%	2/15/25	3,345,000	3,679,500

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,460,000	1,499,237	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	687,525
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	108,716
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	277,813
DISH DBS Corp., Senior Notes	6.750%	6/1/21	710,000	788,100
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	3,284,900
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,468,812
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	2,660,000	2,786,350	(b)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,340,000	1,454,731	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,161,250	(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	719,100	(b)

Total Media				17,236,534

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	3,936,800

TOTAL CONSUMER DISCRETIONARY				60,321,838

CONSUMER STAPLES - 1.2%
Beverages - 0.7%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,360,341
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	120,000	137,534
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	322,856
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,711,049
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,031,757	(b)

Total Beverages				8,563,537

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	$4,981,585	(b)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,800,000	1,854,000	(b)

Total Food Products				6,835,585

TOTAL CONSUMER STAPLES				15,399,122

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	836,325
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,360,762
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,816,850	(b)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	190,000	206,150	(b)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	234,025
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	380,000	358,150
Concho Resources Inc., Senior Notes	5.500%	4/1/23	930,000	966,038
Enterprise Products Operating LLC, Junior Subordinated Notes	4.877%	8/1/66	310,000	310,388	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	2,000,000	1,442,500
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	386,638
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,773	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,914,990
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,835,389
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	620,000	630,075
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,181,875
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,057,100
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,857,075
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	297,297
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	453,650
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	575,400	(b)
Range Resources Corp., Senior Notes	5.000%	3/15/23	920,000	900,450	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,180,000	1,128,375
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	33,632
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,458,180
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	54,357	54,493	(b)
SM Energy Co., Senior Notes	5.000%	1/15/24	170,000	158,100
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	420,000	421,050
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,140,000	1,124,040
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,060,000	2,060,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	180,880
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	237,475
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,079,096
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	60,900
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	352,000

TOTAL ENERGY				31,980,121

FINANCIALS - 2.1%
Banks - 0.5%
CIT Group Inc., Senior Notes	5.375%	5/15/20	2,000,000	2,155,000
CIT Group Inc., Senior Notes	5.000%	8/15/22	3,220,000	3,492,734
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	767,688

Total Banks				6,415,422

Consumer Finance - 0.6%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,483,506
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,637,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	188,275
Navient Corp., Senior Notes	4.875%	6/17/19	2,000,000	2,071,600

Total Consumer Finance				7,380,881

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	$2,982,562
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	1,989,980
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	710,000	747,719	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,300,000	4,539,187	(b)

Total Diversified Financial Services				10,259,448

Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,012,500	(b)

TOTAL FINANCIALS				26,068,251

HEALTH CARE - 2.0%
Health Care Providers & Services - 1.6%
Centene Corp., Senior Notes	4.750%	5/15/22	1,260,000	1,320,480
Centene Corp., Senior Notes	6.125%	2/15/24	430,000	468,296
Centene Corp., Senior Notes	4.750%	1/15/25	1,280,000	1,324,800
DaVita Inc., Senior Notes	5.000%	5/1/25	290,000	288,912
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,344,794	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,374,251	(b)
HCA Inc., Debentures	7.500%	11/15/95	10,000	10,012
HCA Inc., Senior Bonds	5.375%	2/1/25	300,000	316,125
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	450,450
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	930,223
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,750,000	1,927,187
HCA Inc., Senior Secured Notes	5.250%	4/15/25	370,000	404,921
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,030,000	2,210,264
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,970,000	3,140,775

Total Health Care Providers & Services				19,511,490

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	200,000	187,010	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	50,000	47,250	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,250,000	2,093,918	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	220,000	178,796	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	670,000	548,981	(b)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	610,000	641,903	(b)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	1,720,000	1,823,217	(b)

Total Pharmaceuticals				5,521,075

TOTAL HEALTH CARE				25,032,565

INDUSTRIALS - 1.0%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	58,250	66,478

Commercial Services & Supplies - 1.0%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	670,000	686,750	(b)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	3,000,000	3,174,030
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	137,964
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,375,000	2,512,156
West Corp., Senior Notes	5.375%	7/15/22	5,510,000	5,623,671	(b)

Total Commercial Services & Supplies				12,134,571

TOTAL INDUSTRIALS				12,201,049

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.4%
First Data Corp., Senior Notes	7.000%	12/1/23	210,000	$227,325	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	4,450,000	4,624,618	(b)

Total IT Services				4,851,943

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Senior Notes	5.250%	1/15/24	100,000	103,500	(b)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	11,000	11,529

Total Semiconductors & Semiconductor Equipment				115,029

Software - 0.0%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	380,000	409,577	(b)

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,344,946	(b)

TOTAL INFORMATION TECHNOLOGY				8,721,495

MATERIALS - 1.2%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,194,526	(b)
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	1,130,000	1,180,850
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	660,000	689,829

Total Chemicals				3,065,205

Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	2,220,000	2,278,275	(b)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	1,014,000
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	1,120,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,343,212	(b)

Total Containers & Packaging				5,755,487

Metals & Mining - 0.5%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,140,000	2,462,337	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	491,237
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	3,078,000

Total Metals & Mining				6,031,574

TOTAL MATERIALS				14,852,266

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	1,220,000	1,274,900	(b)

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.2%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	120,000	127,650
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,920,000	2,055,590	(b)

Total Diversified Telecommunication Services				2,183,240

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.2%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,500,000	$2,759,375	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,020,000	1,087,830	(b)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,838,379
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	220,830	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	790,000	997,869
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,668,750	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,387,000	2,715,952
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	648,200
Sprint Corp., Senior Notes	7.625%	2/15/25	3,363,000	3,875,858

Total Wireless Telecommunication Services				15,813,043

TOTAL TELECOMMUNICATION SERVICES				17,996,283

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	7.375%	7/1/21	850,000	975,375
AES Corp., Senior Notes	5.500%	4/15/25	30,000	31,350
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630	152,794

TOTAL UTILITIES				1,159,519

TOTAL CORPORATE BONDS & NOTES (Cost - $202,502,041)				215,007,409

SENIOR LOANS - 17.1%
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 0.7%
Nord Anglia Education Finance LLC, Term Loan	4.702%	3/31/21	4,301,627	4,315,069	(c)(d)
Prime Security Services Borrower LLC, 2016 First Lien Term Loan	4.294%	5/2/22	4,159,575	4,199,686	(c)(d)

Total Diversified Consumer Services				8,514,755

Hotels, Restaurants & Leisure - 2.0%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.250 - 3.397%	2/16/24	3,516,272	3,523,231	(c)(d)
Aristocrat Leisure Ltd., 2017 Term Loan B	3.406%	10/20/21	2,288,146	2,314,432	(c)(d)
Boyd Gaming Corp., 2017 Term Loan B2	3.449%	9/15/23	5,055,316	5,089,167	(c)(d)(e)
CCM Merger Inc., New Term Loan B	3.826%	8/8/21	1,566,869	1,578,458	(c)(d)
Hilton Worldwide Finance LLC, Term Loan B2	3.024%	10/25/23	5,978,598	6,023,904	(c)(d)
Landry’s Inc., 2016 Term Loan B	3.745%	10/4/23	1,679,077	1,681,350	(c)(d)
Scientific Games International Inc., 2017 Term Loan B3	5.010 - 5.076%	10/1/21	2,470,000	2,510,394	(c)(d)
Station Casinos LLC, 2016 Term Loan B	3.500%	6/8/23	2,690,181	2,695,785	(c)(d)

Total Hotels, Restaurants & Leisure				25,416,721

Media - 1.6%
CBS Radio Inc., Term Loan B	4.510%	10/17/23	1,963,998	1,983,874	(c)(d)
Charter Communications Operating LLC, 2016 Term Loan H Add	3.050%	1/15/22	1,984,962	1,998,196	(c)(d)
Charter Communications Operating LLC, 2016 Term Loan I Add	3.295%	1/15/24	5,104,221	5,143,212	(c)(d)
Univision Communications Inc., Term Loan C5	3.795%	3/15/24	5,356,384	5,319,560	(c)(d)
UPC Financing Partnership, USD Term Loan AP	3.739%	4/15/25	3,000,000	3,016,875	(c)(d)
Ziggo Secured Finance Partnership, USD Term Loan E	3.489%	4/15/25	2,470,000	2,472,645	(c)(d)

Total Media				19,934,362

Specialty Retail - 2.1%
Academy Ltd., 2015 Term Loan B	5.033 - 5.172%	7/1/22	2,960,115	2,392,143	(c)(d)
CWGS Group LLC, 2016 Term Loan	4.743 - 4.795%	11/8/23	2,174,550	2,190,859	(c)(d)
Michaels Stores Inc., 2016 Term Loan B1	3.750 - 3.795%	1/30/23	5,617,860	5,623,377	(c)(d)
Party City Holdings Inc., 2016 Term Loan	4.050 - 4.180%	8/19/22	4,813,483	4,822,508	(c)(d)
Petco Animal Supplies Inc., 2017 Term Loan B	4.172%	1/26/23	4,629,636	4,321,765	(c)(d)
PetSmart Inc., Term Loan B2	4.010%	3/11/22	6,659,316	6,416,531	(c)(d)

Total Specialty Retail				25,767,183

TOTAL CONSUMER DISCRETIONARY				79,633,021

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.5%
Albertsons LLC, USD 2016 Term Loan B4	4.045%	8/22/21	4,825,780	$4,849,919	(c)(d)
Albertsons LLC, USD 2016 Term Loan B6	4.450%	6/22/23	1,309,146	1,317,230	(c)(d)(e)

Total Food & Staples Retailing				6,167,149

Food Products - 0.4%
AdvancePierre Foods Inc., 2016 Term Loan	6.000%	6/2/23	2,445,686	2,451,291	(c)(d)
CSM Bakery Solutions LLC, First Lien Term Loan	5.150%	7/3/20	156,851	147,636	(c)(d)
Post Holdings Inc., 2017 Term Loan B	—	5/24/24	2,670,000	2,687,641	(e)

Total Food Products				5,286,568

TOTAL CONSUMER STAPLES				11,453,717

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Murray Energy Corp., Term Loan B2	8.397%	4/16/20	367,281	347,501	(c)(d)

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B6	3.153%	3/27/23	696,500	699,983	(c)(d)

HEALTH CARE - 2.1%
Health Care Providers & Services - 1.2%
Air Medical Group Holdings Inc., Term Loan B	4.295%	4/28/22	1,974,874	1,958,124	(c)(d)
Air Medical Group Holdings Inc., Term Loan B1	—	4/28/22	2,270,000	2,268,379	(e)
Jaguar Holding Co. II, 2015 Term Loan B	4.250 - 4.397%	8/18/22	5,025,624	5,040,284	(c)(d)
MPH Acquisition Holdings LLC, 2016 Term Loan B	4.897%	6/7/23	5,971,560	6,008,882	(c)(d)

Total Health Care Providers & Services				15,275,669

Health Care Technology - 0.4%
Change Healthcare Holdings Inc., 2017 Term Loan B	3.795%	3/1/24	5,000,000	5,021,875	(c)(d)

Pharmaceuticals - 0.5%
Patheon Holdings I BV, 2017 USD Term Loan	4.406%	4/20/24	2,961,929	2,976,430	(c)(d)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.750%	4/1/22	2,726,550	2,774,082	(c)(d)

Total Pharmaceuticals				5,750,512

TOTAL HEALTH CARE				26,048,056

INDUSTRIALS - 1.9%
Air Freight & Logistics - 0.9%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2	3.760%	3/20/22	6,000,000	6,088,350	(c)(d)
XPO Logistics Inc., 2017 Term Loan B	3.405%	11/1/21	4,570,641	4,606,845	(c)(d)

Total Air Freight & Logistics				10,695,195

Airlines - 0.2%
American Airlines Inc., 2017 Term Loan B	3.044%	6/26/20	3,162,500	3,170,605	(c)(d)

Building Products - 0.1%
GYP Holdings III Corp., Add On First Lien Term Loan	4.672%	4/1/21	1,836,125	1,841,817	(c)(d)

Commercial Services & Supplies - 0.1%
Brickman Group Ltd. LLC, First Lien Term Loan	4.000 - 4.045%	12/18/20	969,849	972,879	(c)(d)

Electrical Equipment - 0.1%
Generac Power Systems Inc., 2017 Term Loan B	3.398%	5/31/23	774,167	777,554	(c)(d)(h)

Marine - 0.1%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.795%	11/12/20	1,570,899	1,370,610	(c)(d)(h)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.4%
Trans Union LLC, Term Loan B2	3.545%	4/9/23	4,727,460	$4,780,644	(c)(d)(e)

TOTAL INDUSTRIALS				23,609,304

INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.1%
Ancestry.com Operations Inc., 2017 First Lien Term Loan	4.250%	10/19/23	1,584,000	1,601,326	(c)(d)

IT Services - 0.5%
First Data Corp., 2017 Term Loan	3.529%	4/26/24	5,647,423	5,685,192	(c)(d)

Software - 0.2%
Sophia LP, 2017 Term Loan B	4.397%	9/30/22	1,940,783	1,939,223	(c)(d)

Technology Hardware, Storage & Peripherals - 0.1%
Dell Inc., Term Loan A2	3.300%	9/7/21	1,866,076	1,871,907	(c)(d)

TOTAL INFORMATION TECHNOLOGY				11,097,648

MATERIALS - 2.0%
Construction Materials - 0.4%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B	3.545%	10/31/23	5,245,154	5,278,665	(c)(d)

Containers & Packaging - 1.6%
Berry Plastics Group Inc., Term Loan I	3.494 - 3.545%	10/1/22	4,853,756	4,895,319	(c)(d)
Berry Plastics Group Inc., Term Loan J	3.494%	1/19/24	2,090,000	2,106,691	(c)(d)
BWAY Holding Co., 2017 Term Loan B	4.245%	4/3/24	5,330,000	5,327,143	(c)(d)
Reynolds Group Holdings Inc., USD 2017 Term Loan	4.045%	2/5/23	7,162,798	7,206,470	(c)(d)

Total Containers & Packaging				19,535,623

TOTAL MATERIALS				24,814,288

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	3.295%	4/25/23	333,317	335,608	(c)(d)

Real Estate Management & Development - 0.4%
CityCenter Holdings LLC, 2017 Term Loan B	3.499%	4/18/24	3,450,000	3,468,689	(c)(d)
Realogy Corp., 2017 Term Loan B	3.294%	7/20/22	1,738,343	1,752,684	(c)(d)

Total Real Estate Management & Development				5,221,373

TOTAL REAL ESTATE				5,556,981

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
CenturyLink Inc., 2017 Term Loan B	—	1/31/25	2,520,000	2,516,626	(e)
Level 3 Financing Inc., 2017 Term Loan B	3.260%	2/22/24	5,360,000	5,372,730	(c)(d)
Virgin Media Bristol LLC, USD Term Loan I	3.739%	1/31/25	5,113,315	5,141,014	(c)(d)
Windstream Services, LLC, Repriced Term Loan B6	5.010 - 5.080%	3/29/21	4,925,250	4,971,424	(c)(d)

Total Diversified Telecommunication Services				18,001,794

Wireless Telecommunication Services - 0.6%
CSC Holdings LLC, 2017 First Lien Term Loan	3.249%	7/15/25	1,968,750	1,970,287	(c)(d)
Sprint Communications Inc., First Lien Term Loan B	3.563%	2/2/24	5,565,000	5,579,909	(c)(d)

Total Wireless Telecommunication Services				7,550,196

TOTAL TELECOMMUNICATION SERVICES				25,551,990

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.4%
Electric Utilities - 0.2%
Vistra Operations Co., LLC, 2016 Term Loan B2	4.249 - 4.283%	12/14/23	3,192,000		$3,198,783	(c)(d)

Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, 2016 DIP Term Loan	4.295%	6/30/17	2,500,000		2,514,453	(c)(d)

TOTAL UTILITIES					5,713,236

TOTAL SENIOR LOANS (Cost - $214,566,701)					214,525,725

SOVEREIGN BONDS - 14.8%
Argentina - 3.0%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		2,742,750	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		2,403,439	(b)
Republic of Argentina, Bonds	18.200%	10/3/21	176,560,000	ARS	11,832,861
Republic of Argentina, Senior Bonds	6.875%	4/22/21	2,590,000		2,834,755
Republic of Argentina, Senior Bonds	5.625%	1/26/22	14,490,000		15,134,805
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,710,000		1,890,405
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,130,000		1,204,015

Total Argentina					38,043,030

Brazil - 3.8%
Federative Republic of Brazil, Notes	10.000%	1/1/21	34,063,000	BRL	10,436,437
Federative Republic of Brazil, Notes	10.000%	1/1/23	100,798,000	BRL	30,344,242
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		3,108,450
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,489,675

Total Brazil					47,378,804

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		549,000

Indonesia - 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,028,714	(f)

Mexico - 4.0%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	570,611
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	10,578,327
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	21,857,185
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	10,677,877
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,346,410
United Mexican States, Senior Notes	4.750%	3/8/44	3,380,000		3,359,720

Total Mexico					50,390,130

Peru - 0.3%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		677,025
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		3,103,380

Total Peru					3,780,405

Russia - 3.5%
Russian Federal Bond, Bonds	7.000%	8/16/23	356,920,000	RUB	6,081,862
Russian Federal Bond, Bonds	7.750%	9/16/26	659,350,000	RUB	11,758,563
Russian Federal Bond, Bonds	8.150%	2/3/27	451,510,000	RUB	8,355,562
Russian Federal Bond, Bonds	7.050%	1/19/28	1,069,290,000	RUB	18,139,849

Total Russia					44,335,836

TOTAL SOVEREIGN BONDS (Cost - $192,263,831)					185,505,919

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE		MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.2%
U.S. Government Obligations - 6.2%
U.S. Treasury Bonds	3.750%		11/15/43	36,910,000	$43,274,096
U.S. Treasury Notes	0.750%		2/28/18	20,000,000	19,937,900
U.S. Treasury Notes	1.625%		6/30/20	13,000,000	13,061,451
U.S. Treasury Notes	1.875%		4/30/22	30,000	30,170
U.S. Treasury Notes	2.000%		4/30/24	570,000	569,811
U.S. Treasury Notes	2.000%		8/15/25	300,000	297,105

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $74,898,502)					77,170,533

				SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $20,926)				2,559	7,575	*(g)(h)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	6.967%			32,991	841,930	(a)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%			1,137,600	11,376	*(g)(h)

TOTAL PREFERRED STOCKS (Cost - $911,328)					853,306

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Put @ $112.25 (Cost - $37,750)		8/25/17	2,000	2,000,000	32,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,024,814,004)					1,037,689,424

			MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 13.8%
TIME DEPOSITS - 13.8%
State Street Corp. (Cost - $172,655,000)	0.090%		6/1/17	172,655,000	172,655,000

TOTAL INVESTMENTS - 96.7% (Cost - $1,197,469,004#)					1,210,344,424
Other Assets in Excess of Liabilities - 3.3%					41,943,435

TOTAL NET ASSETS - 100.0%					$1,252,287,859

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	All or a portion of this loan is unfunded as of May 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
IO	— Interest Only
MXN	— Mexican Peso
RUB	— Russian Ruble

At May 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	500	12/17	$123,389,125	$123,256,250	$(132,875)
Euro BTP	1,158	6/17	169,406,603	173,193,649	3,787,046
Euro-Bobl	293	6/17	43,496,575	43,509,197	12,622
U.S. Treasury 2-Year Notes	100	9/17	21,645,638	21,648,438	2,800
U.S. Treasury 5-Year Notes	2,209	9/17	260,985,080	261,352,312	367,232
U.S. Treasury Long-Term Bonds	74	9/17	11,335,192	11,382,125	46,933
U.S. Treasury Ultra Long-Term Bonds	901	9/17	146,573,002	148,777,625	2,204,623

					6,288,381

Contracts to Sell:
Euro	31	6/17	4,110,306	4,361,700	(251,394)
Euro-Bund	839	6/17	151,792,569	152,984,998	(1,192,429)
Japanese 10-Year Bonds	35	6/17	47,492,298	47,615,801	(123,503)
U.S. Treasury 10-Year Notes	4	9/17	503,425	505,188	(1,763)
U.S. Treasury Ultra 10-Year Notes	855	9/17	115,287,316	116,052,891	(765,575)

					(2,334,664)

Net unrealized appreciation on open futures contracts					$3,953,717

At May 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	45,000,000	USD	49,157,325	Bank of America N.A.	7/20/17	$1,522,337
MXN	271,912,786	USD	14,318,735	Bank of America N.A.	7/20/17	148,091
BRL	7,912,500	USD	2,487,738	Barclays Bank PLC	7/20/17	(68,746)
BRL	170,000,000	USD	51,061,785	Barclays Bank PLC	7/20/17	910,248
BRL	6,810,200	USD	2,045,535	Barclays Bank PLC	7/20/17	36,465
CAD	190,762,830	USD	143,209,962	Barclays Bank PLC	7/20/17	(1,870,543)
EUR	66,553,344	USD	70,930,823	Barclays Bank PLC	7/20/17	4,022,532
EUR	3,000,000	USD	3,294,288	Barclays Bank PLC	7/20/17	84,356
GBP	16,870,000	USD	21,129,304	Barclays Bank PLC	7/20/17	639,706
INR	2,498,520,000	USD	38,362,045	Barclays Bank PLC	7/20/17	124,388
USD	43,593,718	AUD	58,250,000	Barclays Bank PLC	7/20/17	342,827
USD	71,464,255	CNY	497,820,000	Barclays Bank PLC	7/20/17	(1,338,603)
USD	256,339,073	JPY	27,987,100,000	Barclays Bank PLC	7/20/17	3,089,182
USD	50,791,393	TWD	1,546,090,000	Barclays Bank PLC	7/20/17	(695,342)
USD	30,158,137	CNH	209,780,000	Citibank N.A.	7/20/17	(658,328)
MXN	483,300,000	USD	25,075,881	Goldman Sachs Group Inc.	7/20/17	637,575
IDR	399,750,000,000	USD	29,910,213	JPMorgan Chase & Co.	7/20/17	(67,508)

Total						$6,858,637

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
TWD	— Taiwan Dollar
USD	— United States Dollar

At May 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.28 Index)	$331,000,000	6/20/22	1.000% quarterly	$6,073,118	$5,253,991	$819,127

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.28 Index)	$89,550,000	6/20/22	5.000% quarterly	$(6,728,266)	$(5,994,176)	$(734,090)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$277,696,001	—	$277,696,001
Asset-Backed Securities	—	66,890,956	—	66,890,956
Corporate Bonds & Notes	—	215,007,409	—	215,007,409
Senior Loans:
Industrials	—	21,461,140	$2,148,164	23,609,304
Other Senior Loans	—	190,916,421	—	190,916,421
Sovereign Bonds	—	185,505,919	—	185,505,919
U.S. Government & Agency Obligations	—	77,170,533	—	77,170,533
Common Stocks	—	—	7,575	7,575
Preferred Stocks:
Financials	$841,930	—	—	841,930
Industrials	—	—	11,376	11,376
Purchased Options	32,000	—	—	32,000

Total Long-Term Investments	873,930	1,034,648,379	2,167,115	1,037,689,424

Short-Term Investments†	—	172,655,000	—	172,655,000

Total Investments	$873,930	$1,207,303,379	$2,167,115	$1,210,344,424

Other Financial Instruments:
Futures Contracts	$6,421,256	—	—	$6,421,256
Forward Foreign Currency Contracts	—	$11,557,707	—	11,557,707
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	819,127	—	819,127

Total Other Financial Instruments	$6,421,256	$12,376,834	—	$18,798,090

Total	$7,295,186	$1,219,680,213	$2,167,115	$1,229,142,514

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,467,539	—	—	$2,467,539
Forward Foreign Currency Contracts	—	$4,699,070	—	4,699,070
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	734,090	—	734,090

Total	$2,467,539	$5,433,160	—	$7,900,699

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,302,252
Gross unrealized depreciation	(30,426,832)

Net unrealized appreciation	$12,875,420

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2017